Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of Short-Term Investment

Short-term investments consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Variable rate financial instruments	184,159	70,542
Total	184,159	70,542

Variable rate instruments represent financial products with variable interest rates and unsecured principal but no restriction on withdrawal. The Group elects the fair value option to record them at fair value in accordance with ASC 825 Financial Instruments.